Stock Based Compensation (Details 6) - Equity Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	721,400	719,400
Weighted Average Remaining Contractual Life	8 years 7 months 10 days	8 years 10 months 10 days
Weighted Average Exercise Price	$ 14.4881	$ 14.4889
Shares Exercisable at 12/31/2019	388,397	379,272
Weighted Average Remaining Contractual Life	8 years 4 months 17 days	8 years 7 months 13 days
Weighted Average Exercise Price	$ 16.8391	$ 16.7991
30.00 – 35.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	124,000	124,000
Weighted Average Remaining Contractual Life	7 years 2 months 30 days	7 years 6 months
Weighted Average Exercise Price	$ 34.4012	$ 34.4012
Shares Exercisable at 12/31/2019	86,672	86,672
Weighted Average Remaining Contractual Life	7 years 3 months 8 days	7 years 6 months 7 days
Weighted Average Exercise Price	$ 34.1981	$ 34.1981
20.50 – 27.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	147,000	147,000
Weighted Average Remaining Contractual Life	7 years 7 months 21 days	7 years 10 months 21 days
Weighted Average Exercise Price	$ 24.4918	$ 24.4918
Shares Exercisable at 12/31/2019	93,875	89,750
Weighted Average Remaining Contractual Life	7 years 5 months 12 days	7 years 8 months 16 days
Weighted Average Exercise Price	$ 26.0704	$ 26.0047
11.00 – 14.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	99,400
Weighted Average Remaining Contractual Life	9 years 5 months 5 days
Weighted Average Exercise Price	$ 11.4205
Shares Exercisable at 12/31/2019	35,350
Weighted Average Remaining Contractual Life	9 years 3 months 8 days
Weighted Average Exercise Price	$ 12.1825
9.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	12,000	12,000
Weighted Average Remaining Contractual Life	9 years 9 months	10 years
Weighted Average Exercise Price	$ 9.0000	$ 9.0000
Shares Exercisable at 12/31/2019	3,000
Weighted Average Remaining Contractual Life	9 years 9 months
Weighted Average Exercise Price	$ 9.0000
3.96 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	339,000	339,000
Weighted Average Remaining Contractual Life	9 years 3 months 4 days	9 years 6 months
Weighted Average Exercise Price	$ 3.9600	$ 3.9600
Shares Exercisable at 12/31/2019	169,500	169,500
Weighted Average Remaining Contractual Life	9 years 6 months	9 years 6 months
Weighted Average Exercise Price	$ 3.9600	$ 3.9600
11.00 – 13.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019		97,400
Weighted Average Remaining Contractual Life		9 years 8 months 2 days
Weighted Average Exercise Price		$ 11.3634
Shares Exercisable at 12/31/2019		33,350
Weighted Average Remaining Contractual Life		9 years 5 months 27 days
Weighted Average Exercise Price		$ 12.0615